Empower Moderately Aggressive Profile Fund Expense Example - Empower Moderately Aggressive Profile Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	832
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	$ 1,245